Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Jul. 25, 2017 USD ($) $ / shares shares	May 18, 2015	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Subsidiaries $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Disclosure of changes in accounting estimates [Line Items]
Equity	$ 285,904			$ 285,904	$ 274,671	$ 287,002	$ 72,272
Gross proceeds				$ 734,234
Number of shares for sale | shares	31,873			31,873	156,446
Par value per share | $ / shares	$ 0.05			$ 0.05	$ 0.05	$ 0.05	$ 0.05
Number of subsidiaries | Subsidiaries					2
Non-controlling shareholders interest	20.30%
Increase (decrease) due to application of IFRS 15 [Member]
Disclosure of changes in accounting estimates [Line Items]
Equity					$ (1,800)
Cellectis Bioresearch Inc. [Member]
Disclosure of changes in accounting estimates [Line Items]
Non-controlling shareholders interest			24.50%
Cellectis [Member]
Disclosure of changes in accounting estimates [Line Items]
Ownership interest in subsidiary				100.00%
Calyxt Inc [Member]
Disclosure of changes in accounting estimates [Line Items]
Ownership interest in subsidiary				79.70%
Gross proceeds		$ 64,400		$ 58,000
Number of shares for sale | shares		8,050,000
Par value per share | $ / shares		$ 8
Shares to underwriters		$ 20,000
Non-controlling shareholders interest		20.30%		20.30%